NOTES PAYABLE (Details) - USD ($)	Feb. 28, 2023	May 31, 2022
Debt Instrument [Line Items]
Notes and Loans Payable	$ 1,439,122	$ 1,419,108
Notes and Loans Payable, Current	(1,439,122)	(1,419,108)
Notes and Loans, Noncurrent	0	0
Note Payable 1 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	64,700	39,300
Note Payable 2 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	25,000	25,000
Note Payable 3 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	50,000	50,000
Note Payable 4 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	7,000	7,000
Note Payable 5 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	50,000	50,000
Note Payable 6 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	50,000	50,000
Note Payable 7 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	25,000	25,000
Note Payable 8 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	40,000	40,000
Note Payable 9 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	25,000	25,000
Note Payable 10 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	46,890	46,890
Note Payable 11 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	29,000	29,000
Note Payable 12 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	21,500	21,500
Note Payable 13 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	8,100	8,100
Note Payable 14 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	0	50,000
Note Payable 15 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	35,000	35,000
Note Payable 16 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	8,505	8,505
Note Payable 17 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	154,764	154,764
Note Payable 18 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	170,212	167,597
Note Payable 19 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	14,000	9,726
Note Payable 20 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	58,250	58,250
Note Payable 21 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	245,000	245,000
Note Payable 22 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	28,015	0
Note Payable 23 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	9,711	0
Note Payable 24 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	70,000	70,000
Note Payable 25 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	100,000	100,000
Note Payable 26 [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	$ 103,475	$ 103,476